Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share [Abstract]
Earnings per share [Table Text Block]

For the years ended December 31
	2013	2012	2011
Basic:
Net income / (loss)	10,907	(193,768)	(197,756)

Weighted average common shares outstanding - basic	11,958,140	11,576,576	7,314,636
Net income / (loss) per common share - basic	$0.91	$(16.74)	$(27.04)

Diluted:
Net income / (loss)	10,907	(193,768)	(197,756)

Weighted average common shares outstanding - basic	11,958,140	11,576,576	7,314,636
Non-vested equity incentive shares	1,136	-	-
Weighted average common shares outstanding - diluted	11,959,276	11,576,576	7,314,636

Net income / (loss) per common share - diluted	$0.91	$(16.74)	$(27.04)

Potentially Dilutive Securities [Table Text Block]

	2013	2012	2011
Private warrants	1,138,917	1,138,917	1,138,917
Non-vested shares	-	2,218	3,332
Underwriters purchase options - common shares	-	-	66,667
Underwriters purchase options - warrants	-	-	1,000,000
Total	1,138,917	1,141,135	2,208,916